Subsequent Events - Summary of Assets Held For Sale (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent event1 [line items]
Asset held for sale	$ 63,327
Previous debt	52,840
Carrying amount	4,953,317	$ 5,313,317	$ 4,881,016
Sale price	68,216
Net cash	15,376
Net gain (loss)	4,889	$ 70,070
Asset right of use	1,151,435
A320
Subsequent event1 [line items]
Asset held for sale	264,921
Previous debt	92,319
Sale price	263,293
Net cash	170,974
Net gain (loss)	4,180
Asset right of use	197,707
Debt by right of use	191,899
E-190
Subsequent event1 [line items]
Asset held for sale	59,611
Previous debt	52,840
Sale price	64,856
Net cash	12,016
Net gain (loss)	5,245
Spare parts
Subsequent event1 [line items]
Asset held for sale	3,716
Sale price	3,360
Net cash	3,360
Net gain (loss)	(356)
A-300-200
Subsequent event1 [line items]
Carrying amount	404
Sale price	1,651
Net gain (loss)	$ 1,247